FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 4,607,202	$ 4,043,427
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premium	$ 4,451,278	$ 4,104,525